Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFIT PLANS [Abstract]
Summary of stock based awards
	Shares	Weighted	Weighted	Aggregate
		average	average	fair value
		exercise	remaining
		price	term
Options
Outstanding as of December 31, 2011	3,302,671	$5.52	5.77	$7,317
Vested at December 31, 2011	643,824	—	—	—
Exercisable at December 31, 2011	522,934	—	—	—
Exercised	(29,251)	—	—	(36)
Granted	1,344,357	3.44	—	700
Outstanding as of December 31, 2012	4,617,777	4.93	5.42	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—
Exercised	(153,556)	—	—	(216)
Granted	674,809	8.63	—	1,444
Outstanding as of December 31, 2013	5,139,030	5.50	4.81	9,209
Vested at December 31, 2013	911,493	—	—	—
Exercisable at December 31, 2013	753,562	—	—	—
Exercised	(143,189)	—	—	(273)
Forfeited or expired	(314,250)	—	—	(1,610)
Granted	1,123,003	3.64	—	1,084
Outstanding as of December 31, 2014	5,804,594	4.57	4.64	8,410
Vested at December 31, 2014	1,643,665	—	—	—
Exercisable at December 31, 2014	1,500,476	—	—	—

Restricted stock and restricted stock units
Non Vested as of December 31, 2011	1,287,176	—	2.49	5,653
Granted	832,028	—	—	2,862
Vested	(553,846)	—	—	(2,565)
Forfeited or expired	(9,166)	—	—	(42)
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908
Granted	886,437	—	—	7,650
Vested	(546,194)	—	—	(2,287)
Forfeited or expired	(12,452)	—	—	(51)
Non Vested as of December 31, 2013	1,883,983	—	1.40	11,220
Granted	1,175,353	—	—	4,278
Vested	(1,058,903)	—	—	(4,580)
Forfeited or expired	(3,089)	—	—	(19)
Non Vested as of December 31, 2014	1,997,344	$—	2.00	$10,899